Shareholders Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be Issued	Deficit Accumulated	Total
Beginning Balance, Shares at Dec. 31, 2012
Beginning Balance, Value at Dec. 31, 2012		$ 19,671		$ (12,154)	$ 7,517
Shareholder contribution		$ 236,647			236,647
Shares to be issued, Value			$ 260,000		260,000
Net Loss				$ (226,201)	(226,201)
Ending Balance, Shares at Dec. 31, 2013	0
Ending Balance, Value at Dec. 31, 2013	$ 0	$ 256,318	$ 260,000	(238,355)	277,963
Shareholder contribution		$ 308,784		308,784
Shares to be issued, Shares	339,950
Shares to be issued, Value	$ 339,950
Net Loss				(599,210)	(599,210)
Ending Balance, Shares at Dec. 31, 2014	0
Ending Balance, Value at Dec. 31, 2014	$ 0	$ 565,102	$ 599,950	$ (837,565)	327,487
Shareholder contribution		$ 169,013			169,013
Shares to be issued, Value			$ 27,500		$ 27,500
Shares issued to funders, Shares	29,372,000				29,372,000
Shares issued to funders, Value
Shares issued to employees, Shares	8,000				8,000
Shares issued to employees, Value	$ 8,000		$ (7,500)		$ 500
Shares issued for cash, Shares	620,000				620,000
Shares issued for cash, Value	$ 619,950		$ (619,950)
Net Loss				$ (288,685)	$ (288,685)
Ending Balance, Shares at Sep. 30, 2015	30,000,000
Ending Balance, Value at Sep. 30, 2015	$ 627,950	$ 734,115		$ (1,126,250)	$ 235,815